Equity (Share Repurchase Program) (Details) (USD $)	12 Months Ended			7 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants	25,800,000
Exercise price of warrants	$ 32.085
Proceeds from issuance of warrants	$ 68,900,000	$ 0	$ 0
Purchase of treasury shares	126,889,000	86,029,000	35,653,000
2012 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares			100,000,000
Purchase of treasury shares (in shares)				5,100,000
Purchase of treasury shares				99,000,000
2013 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares					100,000,000
Purchase of treasury shares	100,400,000
2014 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares						100,000,000
Purchase of treasury shares (in shares)	2,100,000
Purchase of treasury shares	49,100,000
Warrant class 1
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants	15,200,000
Threshold trading days expiration	50 days
Warrant class 2
Equity, Class of Treasury Stock [Line Items]
Number of shares called by warrants	10,600,000
Threshold trading days expiration	50 days
QIAGEN Finance | 2013 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Purchase of treasury shares (in shares)	3,400,000	1,000,000
Purchase of treasury shares	$ 77,700,000	$ 22,700,000